Business Combination (Details) - Schedule of Discounted Cash Flow Method After Considering a Discount (Parentheticals)	6 Months Ended
Sep. 30, 2023 shares
Acquisition of 2Lab3 [Member]
Business Combination (Details) - Schedule of Discounted Cash Flow Method After Considering a Discount (Parentheticals) [Line Items]
Equity instrument shares issued	1,374,000
Acquisition of Shennong [Member]
Business Combination (Details) - Schedule of Discounted Cash Flow Method After Considering a Discount (Parentheticals) [Line Items]
Equity instrument shares issued	4,200,000
Acquisition of Hekangyuan [Member]
Business Combination (Details) - Schedule of Discounted Cash Flow Method After Considering a Discount (Parentheticals) [Line Items]
Equity instrument shares issued	10,000,000